Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments
Derivative Instruments

Note 10—Derivative Instruments

        The Company is exposed to price risk relative to its mortgage loans held for sale as well as to its IRLCs. The Company bears price risk from the time an IRLC is made to PMT or a loan applicant to the time the mortgage loan is sold. The Company is exposed to loss in value of its commitments to originate or purchase mortgage loans held for sale when mortgage rates increase. The Company is also exposed to loss in value of its MSRs when interest rates decrease.

        The Company engages in interest rate risk management activities in an effort to reduce the variability of earnings caused by changes in market interest rates. To manage this price risk resulting from interest rate risk, the Company uses derivative financial instruments acquired with the intention of moderating the risk that changes in market interest rates will result in unfavorable changes in the value of the Company's IRLCs, inventory of mortgage loans held for sale and MSRs. The Company does not use derivative financial instruments for purposes other than in support of its risk management activities.

        The Company had the following derivative financial instruments recorded on its consolidated balance sheets:

	June 30, 2013			December 31, 2012
		Fair Value			Fair Value
Instrument	Notional amount	Derivative assets	Derivative liabilities	Notional amount	Derivative assets	Derivative liabilities
	(in thousands)
Derivatives not designated as hedging instruments
Free-standing derivatives:
Interest rate lock commitments	1,767,314	$9,155	$25,365	1,576,174	$23,951	$11
Forward purchase contracts	2,071,590	5,550	23,306	1,021,981	1,645	389
Forward sales contracts	4,226,940	93,579	9,227	2,621,948	1,818	1,894
MBS call options	625,000	1,935	—	—	—	—
MBS put options	260,000	4,194	—	500,000	967	—

Total derivatives before netting		114,413	57,898		28,381	2,294
Netting		(77,236)	(30,453)		(1,091)	(1,785)

Total		$37,177	$27,445		$27,290	$509

        The following table summarizes the activity for derivative contracts used to hedge the Company's IRLCs and inventory of mortgage loans held for sale at notional value:

	Balance beginning of period	Additions	Dispositions/ expirations	Balance end of period
	(in thousands)
Quarter ended June 30, 2013
Forward purchase contracts	582,150	14,207,171	(12,717,731)	2,071,590
Forward sales contracts	1,278,281	19,752,025	(16,803,366)	4,226,940
MBS call options	30,000	1,050,000	(455,000)	625,000
MBS put options	50,000	1,195,000	(985,000)	260,000

	Balance beginning of period	Additions	Dispositions/ expirations	Balance end of period
	(in thousands)
Quarter ended June 30, 2012
Forward purchase contracts	582,150	3,042,549	(3,079,524)	545,175
Forward sales contracts	1,278,281	5,215,628	(4,971,235)	1,522,674
MBS call options	30,000	125,000	(150,000)	5,000
MBS put options	50,000	305,000	(145,000)	210,000

	Balance beginning of period	Additions	Dispositions/ expirations	Balance end of period
	(in thousands)
Six months ended June 30, 2013
Forward purchase contracts	130,900	15,654,716	(13,714,026)	2,071,590
Forward sales contracts	510,569	22,635,736	(18,919,365)	4,226,940
MBS call options	3,000	1,088,000	(466,000)	625,000
MBS put options	29,000	1,263,000	(1,032,000)	260,000

	Balance beginning of period	Additions	Dispositions/ expirations	Balance end of period
	(in thousands)
Six months ended June 30, 2012
Forward purchase contracts	130,900	4,490,094	(4,075,819)	545,175
Forward sales contracts	510,569	8,099,339	(7,087,234)	1,522,674
MBS call options	3,000	163,000	(161,000)	5,000
MBS put options	29,000	373,000	(192,000)	210,000

        The Company recorded net gains (losses) on derivative financial instruments used to hedge the Company's IRLCs and inventory of mortgage loans totaling $94,202,000 and $(23,526,000) for the quarters ended June 30, 2013 and June 30, 2012, respectively, and $106,518,000 and $(25,488,000) for the six month periods ended June 30, 2013 and June 30, 2012, respectively. Derivative gains and losses are included in Net gains on mortgage loans held for sale at fair value in the Company's consolidated statements of income.

        The Company recorded a net loss on derivative financial instruments used as economic hedges of MSRs totaling $1,291,000 for the quarter and six months ended June 30, 2013. The Company had no similar economic hedges in place for the quarter or six months ended June 30, 2012. The derivative loss is included in Amortization, impairment and changes in estimated fair value of mortgage servicing rights in the Company's consolidated statements of income.

Note 17—Derivative Instruments

        The Company is exposed to price risk relative to its mortgage loans acquired for sale as well as to the commitments it makes to loan applicants to originate or to PMT to acquire loans at specified interest rates. The Company bears price risk from the time a commitment to originate or purchase a loan is made to a loan applicant or PMT to the time the mortgage loan is sold. The Company is exposed to loss in value of its commitments to originate or purchase commitment or mortgage loans acquired for sale when mortgage rates rise. The Company is exposed to risk relative to the fair value of its MSRs. The Company is exposed to loss in value of its MSRs when interest rates decrease.

        The Company engages in interest rate risk management activities in an effort to reduce the variability of earnings caused by changes in interest rates. To manage this price risk resulting from interest rate risk, the Company uses derivative financial instruments acquired with the intention of moderating the risk that changes in market interest rates will result in unfavorable changes in the value of the Company's IRLCs and inventory of mortgage loans acquired for sale. The Company does not use derivative financial instruments for purposes other than in support of its risk management activities.

        The Company had the following derivative financial instruments recorded on its consolidated balance sheets as of the dates presented:

	December 31,
	2012			2011
		Fair Value
Instrument	Notional amount	Derivative assets	Derivative liabilities	Notional amount	Fair value
	(in thousands)
Derivatives not designated as hedging instruments
Free-standing derivatives (economic hedges):
Interest rate lock commitments	1,576,174	$23,951	$11	325,091	$7,905
Forward purchase contracts	1,021,981	1,487	231	130,900	2
Forward sales contracts	2,621,948	503	579	510,569	(2,531)
MBS call options	500,000	967	—	32,000	84

Total derivatives before netting		26,908	821		5,460

Netting		382	(312)		—

Total		$27,290	$509		$5,460

        The following table summarizes the activity for derivative contracts used to hedge the Company's IRLCs and inventory of mortgage loans at notional value:

	Balance beginning of year	Additions	Dispositions/ expirations	Balance end of year
	(in thousands)
Year ended December 31, 2012
Forward purchase contracts	130,900	19,425,777	(18,534,696)	1,021,981
Forward sales contracts	510,569	29,394,503	(27,283,124)	2,621,948
MBS call options	32,000	2,183,000	(1,715,000)	500,000
Year ended December 31, 2011
Forward purchase contracts	2,908	978,395	(850,403)	130,900
Forward sales contracts	27,700	1,975,563	(1,492,694)	510,569
MBS call options	2,000	105,500	(75,500)	32,000
Year ended December 31, 2010
Forward purchase contracts	—	98,149	(95,241)	2,908
Forward sales contracts	—	195,719	(168,019)	27,700
MBS call options	—	27,000	(25,000)	2,000

        The Company recorded net gains (losses) on derivative financial instruments used to hedge the Company's IRLCs and inventory of mortgage loans totaling $(67,983,000), $(10,797,000) and $252,000 and for the years ending December 31, 2012, 2011 and 2010. Derivative gains and losses are included in Net gains on mortgage loans held for sale at fair value in the Company's consolidated statements of income.

        The Company recorded net gains on derivative financial instruments used as economic hedges of MSRs totaling $1,324,000 for the year ending December 31, 2012. The derivative gains are included in Amortization, impairment and changes in estimated fair value of mortgage servicing rights in the Company's consolidated statements of income. The Company had no similar economic hedges in place in prior years.